Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Global X Funds | Global X MSCI Argentina ETF Series
Prospectus:	rr_ProspectusTable
Supplemental Information [Text Block]	cik0001432353_SupplementalInformationTextBlock
PROSPECTUS SUPPLEMENT

GLOBAL X FUNDS

SUPPLEMENT DATED MAY 1, 2017
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS DATED MARCH 1, 2017

This Supplement updates certain information contained in the above-dated Summary Prospectus and Statutory Prospectus for Global X Funds (“Trust”) regarding the Global X MSCI Argentina ETF (“Fund”), a series of the Trust.

Effective immediately, Global X Management Company LLC, the investment adviser to the Fund (“Adviser”), entered into a voluntary Expense Limitation Agreement with the Fund to assure that the Fund’s total operating expenses (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.59% of the Fund’s average daily net assets per year until at least May 1, 2018 and is annually renewable thereafter.

The “Annual Fund Operating Expenses” table as well as the “Example” table that appear in the section titled “Fees and Expenses” on page 1 of the Summary Prospectus and Page 78 of the Statutory Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.74%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.00%
Total Annual Fund Operating Expenses:	0.74%
Expense Reimbursement and/or Fee Waiver:[1]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.59%

[1] Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.59% of the Fund’s average daily net assets per year until at least May 1, 2018. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.59% during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage fees and commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$60	$221	$397	$904